Other financial assets	12 Months Ended
Dec. 31, 2022
Disclosure of Other financial assets [Abstract]
Other financial assets	Other financial assets

(in €‘000)	December 31, 2022	December 31, 2021
Pledged bank balances	12,190	18,887
Security deposits	7,990	—
Derivatives	9,198	31,095
Investments in equity securities	31,389	—
Other non-current receivables	2,321	—
Total	63,088	49,982
Non-current	62,487	19,582
Current	601	30,400
Total	63,088	49,982
Pledged bank balances
As at December 31, 2022, the Group has pledged bank balances to secure the payment of interest and commitment fees to the Group's external lender. During the year ended December 31, 2022, the Group exercised the accordion feature of the old facility and subsequently entered into the renewed facility (refer to Note 25 for details). This resulted in a decrease of €6,697 thousand of the pledged bank balances compared to December 31, 2021. These pledged bank balances have an original maturity of twelve months or more. Therefore, the Group has presented its pledged bank balances as other financial assets in the consolidated statement of financial position, as opposed to cash and cash equivalents.
As at December 31, 2022, pledged bank balances for an amount of €12,190 thousand (December 31, 2021: €18,887 thousand) have an original maturity of twelve months or more and are presented as non-current. There were no pledged bank balances that have an original maturity between three and twelve months.
As at December 31, 2022, the non-current portion relates to bank balances pledged to secure the payment of interest and commitment fees to the Group’s external lender for an amount of €10,500 thousand (December 31, 2021: €17,257 thousand) and bank balances pledged to secure payments to suppliers of the Group for an amount of €430 thousand (December 31, 2021: €430 thousand).
During previous reporting periods, the Group received subsidies in advance from the Innovation and Networks Executive Agency (“INEA”), an agency established by the European Commission. The Group pledged bank balances as a security, in the event the Group is required to repay the subsidy. As at December 31, 2022, the Group pledged bank balances in relation to these subsidies for an amount of €1,200 thousand (December 31, 2021: €1,200 thousand).
Security deposits
During the year ended December 31, 2022, the Group entered into contracts related to the purchase of electricity. This resulted in an increase of the Group's security deposits with third parties.
Derivatives
Purchase option to acquire MOMA
On March 26, 2021, the Group entered into two option agreements, pursuant to which the Group was entitled to purchase shares representing 8.5% of the share capital (on a fully diluted basis) of MOMA – a service provider for the Group’s EV Cloud platform – and 100% of OHEA, which holds 42% of the share capital of the MOMA. The provisions of the shareholder’s agreement of the MOMA price include drag-along rights. Consequently, the Group was required to acquire the remaining 49.50% of the share capital of the MOMA upon exercising its option rights, under similar terms and conditions as the original options agreements. The purchase price for 100% of the share capital of the MOMA amounts to €60,000 thousand.
On September 28, 2021, the Group extended the option agreements under similar terms and conditions as the original option agreements. After the extension, the options could be exercised up to and until February 28, 2022. On February 2, 2022, the Group extended the option agreements.
On April 26, 2022, the Group notified MOMA that it intended to exercise its purchase options, subject to, inter alia, obtaining approval from the workers council and simultaneous signing and closure of share purchase agreements for the acquisition of the Direct and Indirect MOMA Shares. Pursuant to the exercise of the Option Rights, on June 7, 2022, Allego Holding B.V closed two separate share and sale purchase agreements (the “agreements”) to acquire shares representing 100% of the share capital of MOMA in a business combination agreement (the “MOMA Business Combination”). For further details refer to Note 4.
The MOMA options qualified as derivatives and were accounted at fair value through profit and loss. During the year ended December 31, 2022, and up until June 7, 2022, the acquisition date of MOMA, the Group recognized a fair value loss of €3,200 thousand (2021: gain of €1,700 thousand) in relation to the options. As of June 7, 2022, the fair value of these options amounted to fair value € nil (December 31, 2021: €3,200 thousand). The assumptions and model used for estimating the fair value of the purchase options to acquire MOMA are disclosed in Note 31. As at December 31, 2022, the Group no longer holds these derivative options.
Purchase option to acquire Mega-E
On July 28, 2021, the Group and Meridiam EM — an indirectly wholly-owned subsidiary of Meridiam SAS, the Company’s ultimate parent — entered into a call option agreement to acquire 100% of the share capital of Mega-E. Meridiam EM is a related party under common control. The Group paid a consideration of € nil for the option. The exercise of the call option by the Group was conditional upon satisfaction of the Transaction contemplated under the BCA and the call option could be exercised by the Group at the earliest on January 15, 2022, and within the six-month period thereafter. The purchase price under the option amounted to €9,456 thousand. On March 16, 2022, the Group consummated the SPAC Transaction, thereby becoming able to exercise its call option right pursuant to the terms of the Mega-E Option agreement. Therefore, the Group reassessed its control assessment over Mega-E and concluded that the Mega-E Option provided the Group with potential voting rights, which became substantive as of March 16, 2022, being the date all conditions under the Mega-E Option agreement were met and the Group effectively obtained control over Mega-E. Refer to Note 4 for further details.
The Mega-E option qualified as a derivative and was accounted at fair value through profit and loss. The option was acquired via a transaction with a related party under common control. Therefore, the Group recognized the difference between the fair value of the option at the transaction date of €26,000 thousand and the consideration paid of € nil as a share premium contribution in equity during the year ended December 31, 2021. During the year ended December 31, 2022, and up until March 16, 2022, the date the Group obtained control over Mega-E, the Group recognized a fair value gain of €7,056 thousand (2021: €1,200 thousand) in relation to the option in the consolidated statement of profit or loss within other income. As of March 16, 2022, the fair value of the option amounted to €34,256 thousand (December 31, 2021: €27,200 thousand). The assumptions and model used for estimating the fair value of the purchase option to acquire Mega-E are disclosed in Note 31. As at December 31, 2022, the Mega-E Option has been exercised and the Group no longer holds the derivative option.
Preference share derivatives relating to economic rights in Voltalis
Please refer to Note 4 for the acquisition of the derivatives relating to economic rights in Voltalis and the valuation methods applied. These rights qualified as derivatives and were accounted at fair value through profit and loss. Fair value changes of the Group’s preference share derivatives are recognized in the consolidated statement of profit or loss, within other income which are disclosed in Note 7.
Other derivatives
Included in the Group’s derivatives balance as at December 31, 2022, are two interest rate cap(s) (December 31, 2021: one) which the Group entered into to hedge its interest rate risk exposure. The Group entered into the previous interest rate cap in September 2019, which was terminated on December 19, 2022, upon signing the refinancing agreement (refer to Note 25), and the two new interest rate caps. The Group entered into a new interest rate cap with the same counterparty as the previous interest rate cap and received a payment of €1,071 thousand representing the net balance of the premium payable for the new interest rate cap of €4,067 thousand and the amount due with respect to the termination of the old interest cap of €5,138 thousand. Additionally, the Group paid a premium of €4,068 thousand for the second interest rate cap, entered into with a different counterparty. The derivatives are only used for economic hedging purposes and not as a speculative investment. The Group does not apply hedge accounting. Therefore, the Group accounts for the derivatives at fair value through profit or loss.
During the year ended December 31, 2022, the Group recognized a fair value gain of €5,507 thousand (2021: gain of €593 thousand, 2020: loss of €208 thousand) on its interest rate caps. As at December 31, 2022, the fair value of the interest rate caps amount to €9,198 thousand (December 31, 2021: €695 thousand).
Fair value changes of the Group’s interest rate cap derivatives are recognized in the consolidated statement of profit or loss, within finance income/(costs) which are disclosed in Note 12. Fair value changes of the Group’s purchase options derivatives are recognized in the consolidated statement of profit or loss, within other income which are disclosed in Note 7.
Additionally, in the fourth quarter of 2022, the Group purchased two forward contracts to sell, and buy, an equal amount of CO2 tickets for a fixed price during April and June, 2023. The Group agreed to sell CO2 tickets that were set to expire during 2022, and purchase an equal amount of CO2 tickets for calendar year 2023. The market for these forward contracts is highly illiquid, with limited market activity and no price fluctuations expected before the delivery date of the CO2 tickets. These contracts qualified as derivatives and were accounted at fair value through profit and loss. The Group recognized no gain or loss during the year ended December 31, 2022 and the balance of the derivative on the consolidated statement of financial position as of December 31, 2022 is € nil.

Refer to Note 31 for information about the methods and assumptions used in determining the fair value of derivatives.
Investment in equity securities
The Group’s investments in equity securities relate to an investment in Voltalis S.A. (“Voltalis”), a private company that provides distributed demand response products which enable households to achieve energy savings. The Group acquired the investment through the acquisition of MOMA (refer to Note 4 for details).
As of December 31, 2022, the Group holds 12.38% (December 31, 2021: nil) of the total share capital of Voltalis, which has a fair value of €31,389 thousand (December 31, 2021: € nil). The Group recognized a fair value loss of €10,595 thousand with respect to this investment during the year ended December 31, 2022.
Fair value changes of the Group’s investment in equity securities are recognized in the consolidated statement of other comprehensive income. Refer to Note 31 for information about the methods and assumptions used in determining the fair value of the investment.
Other non-current receivables
As of December 31, 2022, the Group has included the non-current portion of an outstanding receivable with one of the Group's customers of €2,321 thousand (net of an allowance of €301 thousand) in the other non-current receivables. The Group has agreed on payments terms with its customer. The receivable will be settled in equal payment installments during approximately four years from the balance sheet date. The Group accrues interest on the balance at an annual rate of 8.4%.